Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Air Freight & Logistics - 3.4%
Radiant Logistics, Inc. (a)	318,500	$1,981,070

Automobile Components - 1.0%
Motorcar Parts of America, Inc. (a)	57,000	344,850
Strattec Security Corp. (a)	10,102	247,701
		592,551

Banks - 0.9%
First Internet Bancorp	10,000	370,600
Flushing Financial Corp.	10,000	147,300
		517,900

Capital Markets - 7.7%
Heritage Global, Inc. (a)	261,999	636,658
Silvercrest Asset Management Group, Inc. - Class A	155,000	2,748,150
U.S. Global Investors, Inc. - Class A	408,000	1,089,360
		4,474,168

Chemicals - 4.7%
Advanced Emissions Solutions, Inc. (a)	30,448	199,130
American Vanguard Corp.	20,000	192,400
Flexible Solutions International, Inc.	100,000	202,000
Northern Technologies International Corp.	161,527	2,127,311
		2,720,841

Commercial Services & Supplies - 6.0%
CECO Environmental Corp. (a)	20,000	584,000
Perma-Fix Environmental Services, Inc. (a)	163,000	2,068,470
Quest Resource Holding Corp. (a)	94,581	798,264
		3,450,734

Communications Equipment - 1.8%
Aviat Networks, Inc. (a)	16,000	496,000
Ceragon Networks, Ltd. (a)	200,000	554,000
		1,050,000

Construction & Engineering - 2.4%
Bowman Consulting Group Ltd. (a)	8,000	285,760
Matrix Service Co. (a)	14,000	141,680
Northwest Pipe Co. (a)	22,000	839,300
Shimmick Corp. (a)	36,100	117,686
		1,384,426

Consumer Finance - 1.3%
EZCORP, Inc. - Class A (a)	70,000	729,400

Diversified Consumer Services - 2.5%
Beachbody Co., Inc. (a)	47,699	358,219
Carriage Services, Inc.	5,000	160,300
Lincoln Educational Services Corp. (a)	25,000	352,750
Universal Technical Institute, Inc. (a)	30,000	568,200
		1,439,469

Diversified Telecommunication Services - 0.6%
Ooma, Inc. (a)	32,000	332,800

Electrical Equipment - 2.3%
Broadwind, Inc. (a)	150,000	489,000
LSI Industries, Inc.	40,000	682,400
Power Solutions International, Inc. (a)	10,000	135,000
		1,306,400

Electronic Equipment, Instruments & Components - 4.7%
Bel Fuse, Inc. - Class B	14,000	1,039,780
Coda Octopus Group, Inc. (a)	60,000	439,200
Identiv, Inc. (a)	60,000	234,600
Powerfleet, Inc. (a)	190,000	860,700
Richardson Electronics Ltd.	10,000	119,700
		2,693,980

Energy Equipment & Services - 2.3%
Newpark Resources, Inc. (a)	120,000	991,200
Profire Energy, Inc. (a)	195,000	325,650
		1,316,850

Entertainment - 1.0%
LiveOne, Inc. (a)	175,000	297,500
WildBrain Ltd. (a)	300,000	296,775
		594,275

Financial Services - 2.8%
A-Mark Precious Metals, Inc.	20,000	768,800
SWK Holdings Corp. (a)	20,000	352,200
Usio, Inc. (a)	300,000	477,000
		1,598,000

Food Products - 0.8%
Mama's Creations, Inc. (a)	60,000	457,200

Health Care Equipment & Supplies - 1.5%
Accuray, Inc. (a)	120,000	220,800
Sensus Healthcare, Inc. (a)	100,000	637,000
		857,800

Health Care Providers & Services - 2.4%
InfuSystem Holdings, Inc. (a)	38,000	262,200
Quipt Home Medical Corp. (a)	147,500	569,350
Viemed Healthcare, Inc. (a)	79,000	569,590
		1,401,140

Health Care Technology - 0.3%
iCAD, Inc. (a)	130,000	171,600

Hotels, Restaurants & Leisure - 0.9%
Century Casinos, Inc. (a)	87,100	268,268
Galaxy Gaming, Inc. (a)	90,000	249,300
		517,568

Household Durables - 4.4%
Legacy Housing Corp. (a)	78,000	2,221,440
Lovesac Co. (a)	12,000	328,320
		2,549,760

Interactive Media & Services - 0.7%
DHI Group, Inc. (a)	179,938	381,469

IT Services - 2.0%
Information Services Group, Inc.	120,000	416,400
Research Solutions, Inc. (a)	267,500	749,000
		1,165,400

Machinery - 9.5%
Commercial Vehicle Group, Inc. (a)	90,000	490,500
Gencor Industries, Inc. (a)	30,367	747,939
Manitowoc Co., Inc. (a)	24,000	303,360
Mayville Engineering Co., Inc. (a)	30,000	573,300
Miller Industries, Inc.	40,000	2,717,600
Shyft Group, Inc.	25,000	419,250
TechPrecision Corp. (a)	60,500	240,185
		5,492,134

Marine Transportation - 0.6%
Euroseas Ltd.	10,000	369,800

Metals & Mining - 4.6%
Ascent Industries Co. (a)	15,518	156,421
Avino Silver & Gold Mines Ltd. (a)	700,000	756,000
Endeavour Silver Corp. (a)	150,000	676,500
Fortitude Gold Corp.	41,429	192,231
Gold Resource Corp. (a)	300,000	134,400
McEwen Mining, Inc. (a)	78,000	736,320
		2,651,872

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Chicago Atlantic Real Estate Finance, Inc.	40,000	639,200

Oil, Gas & Consumable Fuels - 4.2%
Evolution Petroleum Corp.	145,000	814,900
Greenfire Resources Ltd. (a)	56,850	397,381
Vaalco Energy, Inc.	115,000	823,400
Vitesse Energy, Inc.	15,000	389,400
		2,425,081

Pharmaceuticals - 1.7%
Assertio Holdings, Inc. (a)	271,250	377,037
High Tide, Inc. (a)	125,000	230,000
Medexus Pharmaceuticals, Inc. (a)	135,100	233,723
ProPhase Labs, Inc. (a)	40,000	122,400
		963,160

Professional Services - 5.6%
Asure Software, Inc. (a)	33,877	348,933
BGSF, Inc.	37,523	321,947
DLH Holdings Corp. (a)	144,000	1,666,080
Hudson Global, Inc. (a)	39,636	720,979
Where Food Comes From, Inc. (a)	14,500	159,210
		3,217,149

Semiconductors & Semiconductor Equipment - 1.3%
Photronics, Inc. (a)	30,000	762,300

Software - 1.2%
American Software, Inc. - Class A	21,720	237,617
Mitek Systems, Inc. (a)	35,000	465,850
		703,467

Specialty Retail - 1.6%
Build-A-Bear Workshop, Inc.	15,000	406,800
J Jill, Inc.	5,000	192,250
Xcel Brands, Inc. (a)	490,000	352,751
		951,801

Technology Hardware, Storage & Peripherals - 1.5%
Immersion Corp.	70,000	893,900

Textiles, Apparel & Luxury Goods - 2.3%
Lakeland Industries, Inc.	40,000	944,000
Superior Group of Cos., Inc.	20,000	398,400
		1,342,400

Trading Companies & Distributors - 1.5%
BlueLinx Holdings, Inc. (a)	5,000	602,950
Karat Packaging, Inc.	10,000	298,700
		901,650

Water Utilities - 0.6%
Pure Cycle Corp. (a)	30,000	330,000
TOTAL COMMON STOCKS (Cost $33,681,725)		55,328,715

TOTAL INVESTMENTS - 95.7% (Cost $33,681,725)		55,328,715
Money Market Deposit Account - 4.3% (b)		2,485,795
Liabilities in Excess of Other Assets - (0.0)% (c)		(15,450)
TOTAL NET ASSETS - 100.0%		$57,799,060

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.17%.

(c)	Represents less than 0.05% of net assets.